Long-term Debt - Secured and Unsecured (Table) (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Loans Payable	$ 216,250,000	$ 211,200,000
(a) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	88,450,000	96,150,000
(b) Unicredit Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	25,500,000	28,500,000
(c) Credit Suisse - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	38,300,000	42,100,000
(d) Commerzbank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	26,250,000	29,450,000
(e) ABN AMRO Bank - Secured bank debt
Debt Instrument [Line Items]
Loans Payable	23,750,000	0
(f) Paragon Shipping Inc., a related party - Unsecured debt
Debt Instrument [Line Items]
Loans Payable	$ 14,000,000	$ 15,000,000